CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenues	₩ 413,938	₩ 405,953	₩ 360,967
Online games	75,370	89,545	42,322
Mobile games	320,164	298,324	301,903
Other revenue	18,404	18,084	16,742
Cost of revenues	224,173	239,045	265,788
Gross profit	189,765	166,908	95,179
Selling, general and administrative expenses	(75,631)	(62,400)	(36,873)
Research and development	(16,570)	(15,034)	(9,503)
Other income	607	658	353
Other expenses	(1,452)	(1,764)	(493)
Operating profit	96,719	88,368	48,663
Finance income	5,268	3,476	4,187
Finance costs	(2,686)	(3,833)	(1,594)
Profit before income tax	99,301	88,011	51,256
Income tax expenses	33,421	25,455	11,526
Profit for the year	65,880	62,556	39,730
Items that may be subsequently reclassified to income or loss:
Foreign currency translation adjustments	3,274	(1,319)	136
Items that will not be reclassified to income or loss:
Remeasurement of defined benefit liabilities	(3)	0	0
Total comprehensive income (loss) for the year	69,151	61,237	39,866
Profit (loss) attributable to:
Owners of the Parent Company	65,947	62,703	39,876
Non‑controlling interest	(67)	(147)	(146)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	69,172	61,384	40,012
Non-controlling interest	₩ (21)	₩ (147)	₩ (146)
Earnings per share (in Korean won)
Basic earnings per share (in korean won per share)	₩ 9,490	₩ 9,023	₩ 5,738
Diluted earnings per share (in korean won per share)	₩ 9,490	₩ 9,023	₩ 5,738